UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
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Check here if Amendment []; Amendment Number:
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This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      King Street Capital, L.P.
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Address:   65 East 55th Street, 30th Floor
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           New York, New York 10022
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Form 13F File Number: 028-13990


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
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Title: Managing Member, King Street Advisors, L.L.C., General Partner of King Street Capital, L.P.
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Phone:  (212) 812-3100
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Signature,  Place,  and  Date  of  Signing:

/s/ Brian J. Higgins               New York, New York               May 13, 2011
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[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-10356        King Street Capital Management, L.P.